Tax Payable (Tables)	12 Months Ended
Dec. 31, 2025
Tax Payable [Abstract]
Schedule of Taxes Payable

The Group’s taxes payable consists of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB	US$
VAT and other taxes payable	11,466,502	14,250,827	2,027,491
Income tax payable	231,807	167,287	23,800
Total taxes payable	11,698,309	14,418,114	2,051,291